Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000272156 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000272156 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000272156 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000272156 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000272156 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000272156 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000272156 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000259766 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000259766 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000259766 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	70.60%
C000259766 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000259766 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000259766 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000271487 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000271487 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000271487 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271487 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000271487 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000271487 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000271487 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000271487 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000271487 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000271487 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000271487 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000271487 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000271519 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000271519 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000271519 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000271519 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000271519 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000271519 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000271519 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000271519 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000271519 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000271519 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000271519 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000271519 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%